Loans receivable - Carrying Amount Of Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans receivable
Financial assets at beginning of period	$ 32,883
Financial assets at end of period	16,115	$ 32,883
Loans to corporate entities [member]
Loans receivable
Financial assets at beginning of period	148	3,834
New loans granted	601	1,933
Repayment of principal	(472)	(969)
Interest charged	70	1,403
Foreign exchange (gain) / loss	(62)	(18)
Expected credit losses/change in fair value		(6,000)
Write-off of loans receivable	(59)	(35)
Financial assets at end of period	$ 226	$ 148